REAL ESTATE AND ACCUMULATED DEPRECIATION	12 Months Ended
Jul. 31, 2024
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation Disclosure [Abstract]
REAL ESTATE AND ACCUMULATED DEPRECIATION

SCHEDULE III

J.W. MAYS, INC.
REAL ESTATE AND ACCUMULATED DEPRECIATION
July 31, 2024

Col. A	Col. B	Col. C		Col. D		Col. E			Col. F	Col. G	Col. H	Col. I
		Initial Cost to Company		Cost Capitalized Subsequent to Acquisition		Gross Amount at Which Carried At Close of Period						Life on Which Depreciation in Latest Income
Description	Encumbrances	Land	Building & Improvements	Improvements	Carried Cost	Land	Building & Improvements	Total	Accumulated Depreciation	Date of Construction	Date Acquired	Statement is Computed
Office and Rental Buildings Brooklyn, New York Fulton Street at Bond Street	$497,045	$3,901,349	$7,403,468	$26,730,537	$—	$3,901,349	$34,134,005	$38,035,354	$17,040,480	Various	Various	(1)(2)
Jamaica, New York Jamaica Avenue at 169th Street	—	—	—	688,744	—	—	688,744	688,744	177,597	1959	1959	(3)
Fishkill, New York Route 9 at Interstate Highway 84	3,393,720	594,723	7,212,116	16,741,557	—	594,723	23,953,673	24,548,396	10,834,178	10/74	11/72	(1)
Brooklyn, New York Jowein Building Fulton Street and Elm Place	—	1,324,957	728,327	17,595,368	—	1,324,957	18,323,695	19,648,652	8,044,923	1915	1950	(1)(2)
Levittown, New York Hempstead Turnpike	—	125,927	—	—	—	125,927	—	125,927	—	4/69	6/62	(1)
Circleville, Ohio Tarlton Road	—	120,849	4,388,456	113,620	—	120,849	4,502,076	4,622,925	3,476,843	9/92	12/92	(1)
Total(A)	$3,890,765	$6,067,805	$19,732,367	$61,869,826	$—	$6,067,805	$81,602,193	$87,669,998	$39,574,021

(1)	Building and improvements 18–40 years
(2)	Improvements to leased property 3–40 years
(3)	Upon lease termination in 2035, the building and all improvements will be turned over to the landlord as property owner (See Notes 1 and 10 to the Accompanying Consolidated Financial Statements). Leasehold improvements are amortized over the life of the lease.
(A)	Does not include Office Furniture and Equipment and Transportation Equipment in the amount of $295,156 and Accumulated Depreciation thereon of $229,353 at July 31, 2024.
	Year Ended July 31,
	2024	2023
Investment in Real Estate
Balance at Beginning of Year	$85,185,857	$84,139,551
Improvements	2,484,141	1,046,306
Retirements	—	—
Balance at End of Year	$87,669,998	$85,185,857
Accumulated Depreciation
Balance at Beginning of Year	$37,885,631	$36,244,642
Additions Charged to Costs and Expenses	1,688,390	1,640,989
Retirements	—	—
Balance at End of Year	$39,574,021	$37,885,631